Supplement dated August 19, 2026 to the
Prospectus for your Variable Annuity
Issued by

EVERLAKE LIFE INSURANCE COMPANY

This supplement contains information about changes to Variable Investment Options available in your annuity contract (“Contract”) issued by Everlake Life Insurance Company. Your Contract may not offer all the Variable Investment Options described below.

Investment Option Update
This Supplement is to inform you that there were changes to information for variable investment options that are available in your Annuity. You may not have funds invested in the Portfolios being referenced below, but you are receiving this Supplement because the Portfolios are available to you.

Putnam Variable Trust Subadvisor Change:
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC was replaced with Templeton Asset Management Ltd. as a subadvisor for the following variable investment options. As a result, the subadvisors listed in the table in “Appendix A – Investment Options Available Under the Contract” are restated for the following Portfolios as shown below. The Fund Type, Current Expenses, and Average Annual Total Returns appearing in “Appendix A” for the Portfolios are not changed.

Portfolio Company and Advisor/Subadvisor
Putnam VT Emerging Markets Equity Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC Templeton Asset Management Ltd.
Putnam VT Focused International Equity Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC Templeton Asset Management Ltd.
Putnam VT Global Asset Allocation Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC Templeton Asset Management Ltd.
Putnam VT Global Health Care Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC Templeton Asset Management Ltd.

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Portfolio Company and Advisor/Subadvisor
Putnam VT International Equity Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC Templeton Asset Management Ltd.
Putnam VT International Value Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC Templeton Asset Management Ltd.

If you have any questions or would like another copy of the current Contract or Portfolio Prospectus, please call us at 1-800-457-7617.

Please keep this notice together with your prospectus for future reference.
No other action is required of you.

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